Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	$ (25)	$ 49
Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	(31)	45
Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	6	4
Hedging instruments [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	220	(1,371)
Hedging instruments [member] | Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	(158)	(2,116)
Hedging instruments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	378	745
Hedging risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	(245)	1,420
Hedging risk [member] | Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	127	2,161
Hedging risk [member] | Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	$ (372)	$ (741)